Risk and Capital Management (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 1,247,113	R$ 1,084,452
Other financial assets percentage	[1]	100.00%	100.00%
Public sector [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 831,963	R$ 691,371
Other financial assets percentage	[1]	66.70%	63.80%
Services [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 150,100	R$ 167,176
Other financial assets percentage	[1]	12.00%	15.40%
Other sectors [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 145,163	R$ 119,436
Other financial assets percentage	[1]	11.70%	11.00%
Financial [member]
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 119,887	R$ 106,469
Other financial assets percentage	[1]	9.60%	9.80%

[1]	Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.